THE ADVISORS' INNER CIRCLE FUND II

                         ABERDEEN EMERGING MARKETS FUND

     SUPPLEMENT DATED MARCH 26, 2007 TO THE PROSPECTUS DATED APRIL 10, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
 ------------------------------------------------------------------------------

The Aberdeen Emerging Markets Fund will commence the public offering of its shares on April 19, 2007 and will not accept purchase requests from the general public until that date.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE